Marketable Securities (Schedule of amortized cost and estimated fair value of marketable securities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Due within one year	$ 18,804
Amortized Cost, Due after one through five years	72,210
Amortized Cost, Due after five through ten years	638
Amortized Cost, Total marketable securities	91,652
Fair Value, Due within one year	18,816
Fair Value, Due after one through five years	72,908
Fair Value, Due after five through ten years	668
Fair Value, Total marketable securities	$ 92,392